UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23061

Oppenheimer SteelPath Panoramic Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 4/30/2018

Item 1.  Reports to Stockholders.

Semiannual Report 4/30/2018

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer SteelPath Panoramic Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 4/30/18

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	S&P 500 Energy Index
6-Month	9.83%	3.51%	9.85%
1-Year	3.61	-2.35	12.43
Since Inception (11/18/15)	2.49	0.04	6.37

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

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Fund Performance Discussion

The Fund’s Class A shares (without sales charge) returned 9.83% over the six month period ended April 30, 2018. In comparison, the S&P 500 Energy Index (the “Index”) returned 9.85% during the same period.

The Fund is positioned to provide exposure across the energy value chain to the expected increased demand for North American hydrocarbons over the next several years through investments in exploration and production companies, oilfield service providers, midstream logistics operators, refining and chemical companies, as well as other energy beneficiaries. Longer term, the Fund intends to adapt its positioning in order to take advantage of ongoing structural and thematic shifts within the global energy landscape.

MARKET REVIEW

The energy sector experienced volatility in “fits and starts” during the six-month period ended April 30, 2018. After rising sharply into the New Year on the back of increasing oil prices, energy equities gave back the entirety of their gains amidst the broader market decline in early February. The space then treaded water for two months before breaking out to the upside in April.

Following a gradual and at times unstable rebalancing of the global crude oil markets throughout much of 2017, the improved fundamental backdrop began to translate into more meaningful gains in oil prices in the early part of this year. However, the correlation of energy equities to crude oil prices degraded modestly as oil climbed above $60/barrel (bbl) with equity investors fearing that a faster than expected ramp up in U.S. drilling activity would soon result in a reversal to crude oil prices. This concern is beginning to subside as the combination of emerging congestion in the Permian Basin and heightened geopolitical risks abroad threatens the crude oil supply outlook into 2019.

Performance by energy sub-sectors over the six month period was as follows: the exploration & production index reflected a 16.72% return; the oilfield services index reflected a 15.08% return; the midstream index reflected a -2.08% return; and the refining index reflected a 31.92% return.

FUND REVIEW

Fund performance versus the Index benefited from outperformance in the exploration & production sub-sector, which directly gains from rising crude oil prices. The midstream sub-sector was a detractor, with the group coming under pressure due to an unexpected regulatory change to interstate pipeline tariffs. However, we would note that the majority of master limited partnerships (MLPs) have minimal to zero exposure to this policy

3      OPPENHEIMER STEELPATH PANORAMIC FUND

change.

Key individual contributors to the Fund’s performance were WPX Energy, Inc. (WPX) and Golar LNG Ltd. (GLNG).

WPX shares performed well during the period as rising crude oil prices improved the profitability outlook for the company’s oil and gas properties, while the sale of non-core natural gas assets accelerated its deleveraging plan. The company’s multi-year re-positioning towards the higher-margin Permian Basin has coincided with positive drilling results across its acreage position, thereby expanding its prospective drilling inventory and longer-term growth trajectory.

As one of the largest owners of liquefied natural gas (LNG) vessels, GLNG shares benefited from seasonal strength in tanker rates due to a colder than normal winter as well as an increasingly positive structural demand outlook for LNG. Progress on several of the company’s international floating liquefied natural gas (FLNG) projects is enhancing confidence in the relatively unique development strategy, as well as its integrated business model.

Key detractors from the Fund’s performance were Gulfport Energy Corp. (GPOR) and Cimarex Energy Co. (XEC).

GPOR’s negative performance over the period was in large part influenced by a weaker outlook for natural gas prices as consternation over the multi-year potential for associated natural gas supply growth offset a decline in storage levels to below the historical norms. Furthermore, the market looked unfavorably on the company’s decision to reduce its near-term growth plans in order to more closely match its spending program with internally generated cash flow.

XEC shares experienced declines on concerns related to local natural gas congestion and resulting downward pricing pressure in the Permian Basin. Additionally, the extent of the company’s resource base in Oklahoma came under heightened scrutiny as several delineation wells in the basin disappointed relative to market expectations.

OUTLOOK

While near-term energy price volatility will likely remain for some time, our fundamental analysis of the energy markets suggests a high probability that energy prices, capital investment, and volumes will increase over the coming years in order to satisfy growing global demand and offset declining legacy oil and gas production. Thus we believe the oil and gas sector is primed to provide healthy returns to investors over a multi-year period.

Specifically, we believe that U.S. shale will play a dominant role in the re-emergence of the energy markets from one of the harshest down-cycles in history. Beyond the resultant tailwind for certain producers, we foresee opportunities spanning across U.S. midstream operators, oil and gas service providers, as well as feedstock consumers such as refineries

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and chemical companies. We believe that the Fund is currently positioned to exploit these trends by investing across the panorama of the energy value chain. While most energy focused indices carry outsized exposure

Brian Watson, CFA Portfolio Manager

to mega-cap companies that appear less competitively advantaged versus prior energy cycles, the Fund’s broader focus aims to better capture the beneficiaries of these and other long-term energy trends.

Cory Garcia Portfolio Manager

5      OPPENHEIMER STEELPATH PANORAMIC FUND

Top Holdings and Allocations

TOP TEN COMMON STOCK HOLDINGS

ConocoPhillips	5.5%
Pioneer Natural Resources Co.	3.9
Halliburton Co.	3.7
WPX Energy, Inc.	3.5
Hess Corp.	3.4
Parsley Energy, Inc., Cl. A	3.3
Oasis Petroleum, Inc.	3.2
RSP Permian, Inc.	3.0
Anadarko Petroleum Corp.	3.0
PDC Energy, Inc.	2.8

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2018, and are based on net assets. For more current Fund holdings, please visit oppenheimerfunds. com.

TOP COMMON STOCK INDUSTRIES

Oil, Gas & Consumable Fuels	74.1%
Energy Equipment & Services	14.6
Chemicals	7.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2018, and are based on net assets.

SECTOR ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2018, and are based on total market value of common stock.

6      OPPENHEIMER STEELPATH PANORAMIC FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 4/30/18

	Inception Date	6-Month	1-Year	Since Inception
Class A (EESAX)	11/18/15	9.83%	3.61%	2.49%
Class C (EESCX)	11/18/15	9.55	2.86	1.77
Class I (EESIX)	11/18/15	10.16	4.07	2.94
Class R (EESRX)	11/18/15	9.75	3.42	2.33
Class Y (EESYX)	11/18/15	10.09	3.89	2.78

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 4/30/18

	Inception Date	6-Month	1-Year	Since Inception
Class A (EESAX)	11/18/15	3.51%	-2.35%	0.04%
Class C (EESCX)	11/18/15	8.55	1.86	1.77
Class I (EESIX)	11/18/15	10.16	4.07	2.94
Class R (EESRX)	11/18/15	9.75	3.42	2.33
Class Y (EESYX)	11/18/15	10.09	3.89	2.78

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class I, Class R and Class Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The S&P 500 Energy Index comprises those companies included in the S&P 500 that are classified as members of the GICS® energy sector. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The views in the Fund Performance Discussion represent the opinions of this Fund’s portfolio managers and are not intended as investment advice or to predict or depict the performance of any investment. These views are as of the close of business on April 30, 2018, and are

7      OPPENHEIMER STEELPATH PANORAMIC FUND

subject to change based on subsequent developments. The Fund’s portfolio and strategies are subject to change.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8      OPPENHEIMER STEELPATH PANORAMIC FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2018.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended April 30, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Actual	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During 6 Months Ended April 30, 2018
Class A	$1,000.00	$1,098.30	$8.09
Class C	1,000.00	1,095.50	12.02
Class I	1,000.00	1,101.60	5.75
Class R	1,000.00	1,097.50	9.40
Class Y	1,000.00	1,100.90	6.79

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,017.11	7.78
Class C	1,000.00	1,013.39	11.55
Class I	1,000.00	1,019.34	5.52
Class R	1,000.00	1,015.87	9.04
Class Y	1,000.00	1,018.35	6.53

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended April 30, 2018 are as follows:

Class	Expense Ratios

Class A	1.55%

Class C	2.30

Class I	1.10

Class R	1.80

Class Y	1.30

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

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STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

	Shares	Value
Common Stocks—96.6%
Energy—88.7%
Energy Equipment & Services—14.6%
Baker Hughes a GE Co.	12,034	$ 434,548
Basic Energy Services, Inc.[1]	11,200	181,216
Cactus, Inc., Cl. A1	12,000	344,520
CES Energy Solutions Corp.	49,200	241,028
Halliburton Co.	15,492	820,921
Keane Group, Inc.[1]	22,700	352,985
Nabors Industries Ltd.	42,050	320,001
TETRA Technologies, Inc.[1]	52,700	207,111
US Silica Holdings, Inc.	10,045	302,455
		3,204,785

Oil, Gas & Consumable Fuels—74.1%
Anadarko Petroleum Corp.	9,750	656,370
Andeavor	4,338	600,032
ARC Resources Ltd.	10,900	121,569
Ardmore Shipping Corp.[1]	64,432	515,456
Cabot Oil & Gas Corp.	8,874	212,177
Cimarex Energy Co.	4,546	457,282
Concho Resources, Inc.[1]	3,737	587,494
ConocoPhillips	18,471	1,209,850
CrossAmerica Partners LP2	13,600	291,720
Energy Transfer Equity LP2	19,500	308,100
Energy Transfer Partners LP2	18,200	327,964
Enterprise Products Partners LP2	21,741	583,528
EOG Resources, Inc.	4,663	551,027
Golar LNG Ltd.	17,285	555,713
Gulfport Energy Corp.[1]	33,552	312,034
Hess Corp.	13,300	757,967
Laredo Petroleum, Inc.[1]	40,209	442,299
Newfield Exploration Co.[1]	18,340	546,532

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Oasis Petroleum, Inc.[1]	62,900	$ 693,787
Parsley Energy, Inc., Cl. A1	24,300	729,729
PDC Energy, Inc.[1]	11,500	615,710
Phillips 66 Partners LP2	5,700	282,606
Pioneer Natural Resources Co.	4,220	850,541
Range Resources Corp.	15,002	207,778
RSP Permian, Inc.[1]	13,496	669,537
Scorpio Tankers, Inc.	77,684	206,639
Seven Generations Energy Ltd., Cl. A1	12,050	171,935
Shell Midstream Partners LP2	16,000	345,440
Tallgrass Energy GP LP, Cl. A	9,500	194,370
Targa Resources Corp.	6,000	281,820
Teekay LNG Partners LP2	25,000	456,250
Valero Energy Corp.	3,274	363,185
Williams Cos., Inc. (The)	16,600	427,118
WPX Energy, Inc.[1]	44,650	763,068
		16,296,627

Materials—7.9%
Chemicals—7.9%
DowDuPont, Inc.	8,915	563,784
LyondellBasell Industries NV, Cl. A	2,838	300,062
W.R. Grace & Co.	8,500	581,740
Westlake Chemical Corp.	2,700	288,819
		1,734,405
Total Common Stocks (Cost $19,441,491)		21,235,817

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—3.7%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.67%[3,4] (Cost $805,602)	805,602	$805,602
Total Investments, at Value (Cost $20,247,093)	100.3%	22,041,419
Net Other Assets (Liabilities)	(0.3)	(67,621)

Net Assets	100.0%	$21,973,798

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having a related investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2017	Gross Additions	Gross Reductions	Shares April 30, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	—	2,245,221	1,439,619	805,602

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$805,602	$831	$—	$—

See accompanying Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES April 30, 2018 Unaudited

Assets
Investments, at value—see accompanying statement of investments: Unaffiliated companies (cost $19,441,491)	$21,235,817
Affiliated companies (cost $805,602)	805,602

22,041,419

Cash	100,000

Receivables and other assets:
Shares of beneficial interest sold	61,976
Dividends	24,150
Other	44,849

Total assets	22,272,394

Liabilities
Payables and other liabilities:
Investments purchased	237,669
Shares of beneficial interest redeemed	9,845
Trustees’ compensation	4,557
Distribution and service plan fees	3,704
Shareholder communications	809
Other	42,012

Total liabilities	298,596

Net Assets	$21,973,798

Composition of Net Assets
Par value of shares of beneficial interest	$2,070

Additional paid-in capital	20,817,541

Accumulated net investment loss	(105,566)

Accumulated net realized loss on investments and foreign currency transactions	(534,573)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,794,326

Net Assets	$21,973,798

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STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $16,822,291 and 1,583,473 shares of beneficial interest outstanding)	$10.62

Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$11.27

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,573,564 and 150,717 shares of beneficial interest outstanding)	$10.44

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $10,735 and 1,000 shares of beneficial interest outstanding)	$10.73

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,568,708 and 148,291 shares of beneficial interest outstanding)	$10.58

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $1,998,500 and 186,932 shares of beneficial interest outstanding)	$10.69

See accompanying Notes to Financial Statements.

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STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2018 Unaudited

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $454)	$102,258
Affiliated companies	831

Interest	185

Total investment income	103,274

Expenses
Management fees	97,329

Distribution and service plan fees:
Class A	6,236
Class C	7,011
Class R	3,305

Transfer and shareholder servicing agent fees:
Class A	15,327
Class C	1,435
Class I	2
Class R	1,387
Class Y	1,631

Shareholder communications:
Class A	4,521
Class C	1,559
Class R	1,501
Class Y	153

Registration fees	41,627

Legal, auditing and other professional fees	30,505

Trustees’ compensation	4,097

Custodian fees and expenses	1,298

Borrowing fees	344

Other	1,291

Total expenses	220,559
Less waivers and reimbursements of expenses	(64,402)

Net expenses	156,157

Net Investment Loss	(52,883)

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investment transactions in unaffiliated companies	(322,703)
Foreign currency transactions	(791)

Net realized loss	(323,494)

Net change in unrealized appreciation/depreciation on:
Investment transactions in unaffiliated companies	2,310,949
Translation of assets and liabilities denominated in foreign currencies	3

Net change in unrealized appreciation/depreciation	2,310,952

Net Increase in Net Assets Resulting from Operations	$1,934,575

See accompanying Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Operations
Net investment loss	$(52,883)	$(3,824)

Net realized gain (loss)	(323,494)	140,683

Net change in unrealized appreciation/depreciation	2,310,952	(1,705,883)

Net increase (decrease) in net assets resulting from operations	1,934,575	(1,569,024)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	694,237	1,977,882
Class C	26,092	875,743
Class I	—	—
Class R	154,713	753,416
Class Y	580,304	810,399

	1,455,346	4,417,440

Net Assets
Total increase	3,389,921	2,848,416

Beginning of period	18,583,877	15,735,461

End of period (including accumulated net investment loss of $105,566 and $52,683, respectively)	$21,973,798	$18,583,877

See accompanying Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended October 31, 2016[1]

Per Share Operating Data
Net asset value, beginning of period	$9.67	$10.17	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)	0.00[3]	(0.02)
Net realized and unrealized gain (loss)	0.97	(0.50)	0.19

Total from investment operations	0.95	(0.50)	0.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	(0.00)[3]

Net asset value, end of period	$10.62	$9.67	$10.17

Total Return, at Net Asset Value[4]	9.83%	(4.92)%	1.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,822	$14,635	$13,821

Average net assets (in thousands)	$15,215	$16,093	$10,936

Ratios to average net assets:[5]
Net investment income (loss)	(0.49)%	0.03%	(0.20)%
Expenses excluding specific expenses listed below	2.16%	2.16%	2.19%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	2.16%	2.16%	2.19%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.55%	1.55%	1.55%

Portfolio turnover rate	17%	38%	35%

1. For the period from November 18, 2015 (commencement of operations) to October 31, 2016.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2018	2.16%
Year Ended October 31, 2017	2.16%
Period Ended October 31, 2016	2.20%

See accompanying Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended October 31, 2016[1]

Per Share Operating Data
Net asset value, beginning of period	$9.53	$10.11	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.07)	(0.08)
Net realized and unrealized gain (loss)	0.97	(0.51)	0.19

Total from investment operations	0.91	(0.58)	0.11

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	0.00

Net asset value, end of period	$10.44	$9.53	$10.11

Total Return, at Net Asset Value[3]	9.55%	(5.74)%	1.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,574	$1,418	$777

Average net assets (in thousands)	$1,423	$1,558	$362

Ratios to average net assets:[4]
Net investment loss	(1.21)%	(0.68)%	(0.90)%
Expenses excluding specific expenses listed below	3.23%	3.28%	3.32%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	3.23%	3.28%	3.32%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.30%	2.30%	2.30%

Portfolio turnover rate	17%	38%	35%

1. For the period from November 18, 2015 (commencement of operations) to October 31, 2016.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2018	3.23%
Year Ended October 31, 2017	3.28%
Period Ended October 31, 2016	3.33%

See accompanying Notes to Financial Statements.

18      OPPENHEIMER STEELPATH PANORAMIC FUND

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended October 31, 2016[1]

Per Share Operating Data
Net asset value, beginning of period	$9.74	$10.21	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.00)[3]	0.05	0.02
Net realized and unrealized gain (loss)	0.99	(0.52)	0.20

Total from investment operations	0.99	(0.47)	0.22

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	(0.01)

Net asset value, end of period	$10.73	$9.74	$10.21

Total Return, at Net Asset Value[4]	10.16%	(4.60)%	2.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11	$10	$10

Average net assets (in thousands)	$10	$10	$9

Ratios to average net assets:[5]
Net investment income (loss)	(0.05)%	0.49%	0.24%
Expenses excluding specific expenses listed below	1.81%	1.79%	1.89%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	1.81%	1.79%	1.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.10%	1.10%	1.10%

Portfolio turnover rate	17%	38%	35%

1. For the period from November 18, 2015 (commencement of operations) to October 31, 2016.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2018	1.81%
Year Ended October 31, 2017	1.79%
Period Ended October 31, 2016	1.90%

See accompanying Notes to Financial Statements.

19      OPPENHEIMER STEELPATH PANORAMIC FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended October 31, 2016[1]

Per Share Operating Data
Net asset value, beginning of period	$9.64	$10.17	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.00)[3]	(0.03)
Net realized and unrealized gain (loss)	0.98	(0.53)	0.20

Total from investment operations	0.94	(0.53)	0.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	0.00

Net asset value, end of period	$10.58	$9.64	$10.17

Total Return, at Net Asset Value[4]	9.75%	(5.21)%	1.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,569	$1,267	$638

Average net assets (in thousands)	$1,380	$1,155	$272

Ratios to average net assets:[5]
Net investment loss	(0.78)%	0.00%[6]	(0.30)%
Expenses excluding specific expenses listed below	2.71%	2.92%	2.89%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	2.71%	2.92%	2.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.80%	1.80%	1.80%

Portfolio turnover rate	17%	38%	35%

1. For the period from November 18, 2015 (commencement of operations) to October 31, 2016.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2018	2.71%
Year Ended October 31, 2017	2.92%
Period Ended October 31, 2016	2.90%

See accompanying Notes to Financial Statements.

20      OPPENHEIMER STEELPATH PANORAMIC FUND

Class Y	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Period Ended October 31, 2016[1]

Per Share Operating Data
Net asset value, beginning of period	$9.71	$10.20	$10.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	0.02	0.01
Net realized and unrealized gain (loss)	0.99	(0.51)	0.19

Total from investment operations	0.98	(0.49)	0.20

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	(0.00)[3]

Net asset value, end of period	$10.69	$9.71	$10.20

Total Return, at Net Asset Value[4]	10.09%	(4.80)%	2.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,998	$1,254	$489

Average net assets (in thousands)	$1,634	$968	$328

Ratios to average net assets:[5]
Net investment income (loss)	(0.28)%	0.21%	0.06%
Expenses excluding specific expenses listed below	2.02%	2.17%	2.18%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%

Total expenses[7]	2.02%	2.17%	2.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.30%	1.30%	1.30%

Portfolio turnover rate	17%	38%	35%

1. For the period from November 18, 2015 (commencement of operations) to October 31, 2016.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2018	2.02%
Year Ended October 31, 2017	2.17%
Period Ended October 31, 2016	2.19%

See accompanying Notes to Financial Statements.

21      OPPENHEIMER STEELPATH PANORAMIC FUND

NOTES TO FINANCIAL STATEMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer SteelPath Panoramic Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a non-diversified open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI SteelPath, Inc. (the “Adviser” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI”).

The Fund offers Class A, Class C, Class I, Class R and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statement of Operations.

For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign

22      OPPENHEIMER STEELPATH PANORAMIC FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Return of Capital Estimates. Distributions received from the Fund’s investments in Master Limited Partnerships (MLPs), generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption

23      OPPENHEIMER STEELPATH PANORAMIC FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended October 31, 2017, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended October 31, 2017, the Fund utilized $223,519 of capital loss carryforwards to offset capital gains realized in that fiscal year. Details of the fiscal year ended October 31, 2017 capital loss carryforwards are included in the table below. Capital losses will be carried forward to future years if not offset by gains.

Expiring
No expiration	$	198,273

At period end, it is estimated that the capital loss carryforwards would be $521,767 which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due

24      OPPENHEIMER STEELPATH PANORAMIC FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Total federal tax cost	$20,387,034

Gross unrealized appreciation	$3,650,702
Gross unrealized depreciation	(1,996,318)

Net unrealized appreciation	$1,654,384

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security

25      OPPENHEIMER STEELPATH PANORAMIC FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

26      OPPENHEIMER STEELPATH PANORAMIC FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Energy	$19,501,412	$—	$—	$19,501,412
Materials	1,734,405	—	—	1,734,405
Investment Company	805,602	—	—	805,602

Total Assets	$22,041,419	$—	$—	$22,041,419

For the reporting period, there were no transfers between levels.

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager or its affiliates (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF

27      OPPENHEIMER STEELPATH PANORAMIC FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Concentration Risk. Concentration risk is the risk that the Fund’s investments in securities of companies in one industry may cause it to be more exposed to changes in that industry or market sector as compared to a more broadly diversified fund.

Because the Fund invests primarily in securities of issuers in the energy industry or sector, it could experience greater volatility or may perform poorly during a downturn in that industry or sector because it is more susceptible to the economic, environmental and regulatory risks associated with that industry or sector than a Fund that invests more broadly.

Shareholder Concentration. At period end, one shareholder owned 20% or more of the Fund’s total outstanding shares.

The shareholder is a related party of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds, and directors or employees. The related party owned 48% of the Fund’s total outstanding

28      OPPENHEIMER STEELPATH PANORAMIC FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

shares at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

29      OPPENHEIMER STEELPATH PANORAMIC FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Sold	238,043	$2,396,525	759,278	$8,248,064
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(168,656)	(1,702,288)	(603,678)	(6,270,182)

Net increase	69,387	$694,237	155,600	$1,977,882

Class C
Sold	40,165	$402,023	174,464	$1,903,057
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(38,161)	(375,931)	(102,618)	(1,027,314)

Net increase	2,004	$26,092	71,846	$875,743

Class I
Sold	—	$—	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	—	$—	—	$—

Class R
Sold	46,208	$458,533	119,295	$1,255,073
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(29,422)	(303,820)	(50,566)	(501,657)

Net increase	16,786	$154,713	68,729	$753,416

Class Y
Sold	71,835	$729,046	182,564	$1,961,114
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(13,987)	(148,742)	(101,454)	(1,150,715)

Net increase	57,848	$580,304	81,110	$810,399

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$4,052,504	$3,246,064

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Fee Schedule
Up to $500 million	1.00%
Next $500 million	0.95
Next $4 billion	0.90
Over $5 billion	0.85

The Fund’s effective management fee for the reporting period was 1.00% of average annual net assets before any applicable waivers.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
April 30, 2018	$2,465	$—	$16	$—

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to waive fees and/or reimburse certain expenses so that “Expenses after payments, waivers and/ or reimbursements and reduction to custodian expenses” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) so that, as percentages of average daily net assets, those expenses will not exceed the annual rate of 1.55% for Class A shares, 2.30% for Class C shares, 1.10% for Class I shares, 1.80% for Class R shares and 1.30% for Class Y shares.

During the reporting period, the Manager waived fees and/or reimbursed the Fund as follows:

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Class A	$45,298
Class C	6,539
Class I	36
Class R	6,209
Class Y	5,767

This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

    Effective for the period January 1, 2017 through December 31, 2017, the Transfer Agent voluntarily waived and/or reimbursed Fund expenses in an amount equal to 0.015% of average annual net assets for Classes A, C, R and Y.

During the reporting period, the Transfer Agent waived fees and/or reimbursed the Fund for transfer agent and shareholder servicing agent fees as follows:

Class A	$382
Class C	37
Class R	33
Class Y	34

    The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $67 for IGMMF management fees. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

9. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.875 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

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PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

    Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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OPPENHEIMER STEELPATH PANORAMIC FUND

Trustees and Officers

Robert J. Malone, Chairman of the Board of Trustees and Trustee

Andrew J. Donohue, Trustee

Richard F. Grabish, Trustee

Beverly L. Hamilton, Trustee

Victoria J. Herget, Trustee

F. William Marshall, Jr., Trustee*

Karen L. Stuckey, Trustee

James D. Vaughn, Trustee

Arthur P. Steinmetz, Trustee, President and Principal Executive Officer

Cory Garcia, Vice President

Brian Watson, Vice President

Cynthia Lo Bessette, Secretary and Chief Legal Officer

Jennifer Foxson, Vice President and Chief Business Officer

Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer

Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI SteelPath, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Ropes & Gray LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

*Mr. Marshall retired from the Denver Board Funds on April 30, 2018.

© 2018 OppenheimerFunds, Inc. All rights reserved.

35      OPPENHEIMER STEELPATH PANORAMIC FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

36      OPPENHEIMER STEELPATH PANORAMIC FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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39      OPPENHEIMER STEELPATH PANORAMIC FUND

OppenheimerFunds® The Right Way to Invest

Visit us at oppenheimerfunds.com for 24-hr access to

account information and transactions or call us at 800.CALL

OPP (800.225.5677) for 24-hr automated information and

automated transactions. Representatives also available

Mon-Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677

Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS2437.001.0418 June 22, 2018

Item 2.  Code of Ethics.

Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company

and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SteelPath Panoramic Fund

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

By:	/s/ Brian S. Petersen

Brian S. Petersen
Principal Financial Officer
Date:	6/15/2018